Net Income - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	$ (206)	$ (7)	$ 243	$ (99)
Foreign currency exchange gain or loss, net	(185)		230	(47)
Gain (loss) on disposal of investments accounted for using equity method, net	(14)	0	4	10
Gain (loss) on disposal of financial instruments, net	1		0	(2)
Others	(14)		(16)	(21)
Other gains and losses	$ (418)	$ (14)	$ 461	$ (159)